VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ in Thousands		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023 vessel	Apr. 30, 2022 vessel shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2023	Dec. 31, 2022 vessel	Feb. 17, 2022 USD ($)
Variable Interest Entity [Line Items]
Non-controlling interest, deconsolidation of VIEs | $			$ 115,412
Vessels disposal group | Golar LNG Limited
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel		7
Number of vessels in sale and leaseback transactions repurchased prior to disposal | shares		5
Secured debt | Line of credit | Senior Secured Sustainability Term Loan
Variable Interest Entity [Line Items]
Debt instrument, face amount | $							$ 570,000
Variable interest entity
Variable Interest Entity [Line Items]
Desconsolidation, number of vessels | vessel				5
Non-controlling interest, deconsolidation of VIEs | $				$ 115,400
Number of vessels assumed in sale and leaseback transaction | vessel	2	2				2
Variable interest entity | Minimum
Variable Interest Entity [Line Items]
Lease duration					7 years
Variable interest entity | Maximum
Variable Interest Entity [Line Items]
Lease duration					10 years